LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

12.  LONG-TERM INVESTMENTS, NET

The Company’s long-term investments consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Equity investments without readily determinable fair values	17,137	19,821
Equity method investments	223,457	738,128
Available-for-sale debt investments	1,600	—
	242,194	757,949

Equity investments without readily determinable fair values

The investment income comprised of dividend income of RMB659, RMB391 and RMB3,270 for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company recorded an impairment loss of long-term investments amounting to nil, nil and RMB9,327 for the years ended December 31, 2021, 2022 and 2023, respectively.

Equity method investments:

					Increase (decrease)
					during
					the year ended
	As of December 31, 2021				December 31, 2022			As of December 31, 2022
		Share		Investments		Share	Distribution/derecognize		Share	Impairment	Investments
	Cost of	equity	Impairment of	in equity	Cost of	equity gain	of share equity	Cost of	equity gain	of	in equity
	investments	loss	investment	investee	investments	(loss)	(gain) loss	investments	(loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	(32,285)	—	68,715	—	3,159	(71,874)	—	—	—	—
Jingliang Inter Cloud	6,000	(5,013)	—	987	—	(4)	—	6,000	(5,017)	—	983
Jingliang Century Cloud	4,000	—	—	4,000	—	—	—	4,000	—	—	4,000
ZJK Energy	5,907	(3,816)	—	2,091	—	16	—	5,907	(3,800)	—	2,107
WiFire Entities	20,000	(20,000)	—	—	—	—	—	20,000	(20,000)	—	—
Qidi Chengxin	3,930	(217)	—	3,713	—	(116)	—	3,930	(333)	—	3,597
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—
Dexin Tonglian	—	—	—	—	3,000	(333)	—	3,000	(333)	—	2,667
SH Edge Interchange*	—	—	—	—	900	(797)	—	900	(797)	—	103
Changzhou Gaoxin	—	—	—	—	210,000	—	—	210,000	—	—	210,000
	145,837	(62,836)	(3,495)	79,506	213,900	1,925	(71,874)	258,737	(31,785)	(3,495)	223,457

					Increase (decrease)
					during
					the year ended
	As of December 31, 2022				December 31, 2023			As of December 31, 2023
		Share	Impairment	Investments		Share	Distribution/derecognize		Share	Impairment	Investments
	Cost of	equity	of	in equity	Cost of	equity gain	of share equity	Cost of	equity	of	in equity
	investments	loss	investment	investee	investments	(loss)	(gain)loss	investments	gain (loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Jingliang Inter Cloud	6,000	(5,017)	—	983	—	(2)	—	6,000	(5,019)	—	981
Jingliang Century Cloud	4,000	—	—	4,000	—	—	—	4,000	—	—	4,000
ZJK Energy	5,907	(3,800)	—	2,107	—	(45)	—	5,907	(3,845)	—	2,062
WiFire Entities	20,000	(20,000)	—	—	(20,000)	—	20,000	—	—	—	—
Qidi Chengxin	3,930	(333)	—	3,597	—	(119)	—	3,930	(452)	—	3,478
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—
Dexin Tonglian	3,000	(333)	—	2,667	—	(475)	—	3,000	(808)	—	2,192
SH Edge Interchange*	900	(797)	—	103	—	(103)	—	900	(900)	—	—
Changzhou Gaoxin	210,000	—	—	210,000	488,392	5,107	—	698,392	5,107	—	703,499
Zhuhai Private	—	—	—	—	23,000	(1,084)	—	23,000	(1,084)	—	21,916
	258,737	(31,785)	(3,495)	223,457	491,392	3,279	20,000	750,129	(8,506)	(3,495)	738,128
*	“SH Edge Interchange” represents Shanghai Edge Cloud Interchange Technology Co., Ltd.

12.  LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity method investments (continued):

The Company through its subsidiary, VNET Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner since April 2012 with capital injection of RMB101,000 and held 27.694% of the investee as of December 31, 2020, 2021. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC Subtopic 323-10, Investments – Equity Method (“ASC 323-10”). For the year ended December 31, 2022, the Company received distribution from Yizhuang Fund as return on investments with an amount of RMB15,232. As of December 31, 2022, the operating period of Yizhuang Fund was expired and the liquidation work was initiated. The Company derecognized the investment and recognized the estimated recoverable amount of RMB56,642 in prepaid expenses and other current assets.

In September 2017, after the disposal of 66.67% equity interest in the WiFire Entities, the Company held the remaining 33.33% equity interest in the WiFire Entities, which is accounted for equity method investment at fair value at the disposal date. As of December 31, 2022, the equity method investment balance is reduced to nil after the pickup of loss in the WiFire Entities. In October and November 2023, the Company transferred the remaining 33.33% equity interest in the WiFire Entities to third parties with nil consideration.

In January 2018, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Beijing Jingliang Interconnected Cloud Technology Inc. (“Jingliang Inter Cloud”) and Jingliang Century Cloud Technology Inc. (“Jingliang Century Cloud”). The Company injected capital of RMB6,000 and RMB4,000 and the Company held 60% and 40% of equity interest in Jingliang Inter Cloud and Jingliang Century Cloud, respectively. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Jingliang Inter Cloud’s operation and financial decisions.

In December 2019, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Chengdu Qidi Chengxin Education Limited (“Qidi Chengxin”). The Company injected capital of RMB3,930 and held 59% of equity interest in Qidi Chengxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

In January 2021, the Company through its subsidiary, VNET Beijing, and two third parties jointly set up Beijing Super Internet Technology Research Institute Co., Ltd. (“BJ Chaohulian”). The Company injected capital of RMB5,000 and held 30% of equity interest in BJ Chaohulian. As of December 31, 2021, the equity method investment balance is reduced to nil after the Company pickup of loss amounting to RMB1,505 and recorded impairment of investment amounting to RMB3,495.

In September 2022, the Company through its subsidiary, Shanghai Cloud Network Co., Ltd., and five third parties jointly set up Dexin Tonglian (Beijing) Culture Technology Co., Ltd. (“Dexin Tonglian”). The Company injected capital of RMB3,000 and hold 30% of equity interest in Dexin Tonglian. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

In November 2022, the Company through its subsidiary, VNET HK, and a third party jointly set up Changzhou Gaoxin Interconnection Co., Ltd. (“Changzhou Gaoxin”). The Company injected capital of RMB210,000 and held 35% of equity interest in Changzhou Gaoxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. In April and May 2023, the Company injected additional capital of RMB488,392 and its shareholding remained at 35%.

In February 2023, the Company through its subsidiary, SH Shilian, and Zhuhai VNET Enterprise Management Partnership (Limited Partnership), an entity controlled by the founder of the Company, jointly set up Zhuhai VNET Private Equity Fund Management Co., Ltd. (“Zhuhai Private”). The Company injected capital of RMB23,000 and held 40% of equity interest in Zhuhai Private. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.